Commitments And Contingencies (Commitments Outstanding To Originate, Refinance, Purchase And Participate In Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Originate/refinance fixed-rate	$ 102,449	$ 89,059
Originate/refinance adjustable-rate	18,272	24,047
Purchase/participate fixed-rate	81,107	30,650
Purchase/participate adjustable-rate	31,315	26,556
Commitments outstanding to originate, refinance, purchase and participate in loans	$ 233,143	$ 170,312